Share capital - Schedule of share capital (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Equity, beginning balance		£ 29,562	£ 23,856	£ 19,860
Issued during the year in lieu of dividends	[1]	(1)	0	(1)
Equity, ending balance		£ 29,892	£ 29,562	£ 23,856
Share capital
Disclosure of classes of share capital [line items]
Issued capital beginning balance (in shares)		3,930	3,904
Issued during the year in lieu of dividends (in shares)		37	26
Issued capital ending balance (in shares)		3,967	3,930	3,904
Equity, beginning balance		£ 488	£ 485	£ 474
Issued during the year in lieu of dividends	[1]	5	3	11
Equity, ending balance		£ 493	£ 488	£ 485

[1]	Included within the share premium account are costs associated with scrip dividends.